ACQUIRED INTANGIBLE ASSETS, NET (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Technology Rights [Member] CNY	Sep. 30, 2011 Technology Rights [Member] CNY	Sep. 30, 2012 Distribution Rights [Member] CNY	Sep. 30, 2011 Distribution Rights [Member] CNY	Sep. 30, 2012 Trademarks [Member] CNY	Sep. 30, 2011 Trademarks [Member] CNY	Sep. 30, 2012 Other Intangible Assets [Member] CNY	Sep. 30, 2011 Other Intangible Assets [Member] CNY
Acquired Finite Lived Intangible Asset Gross		89,825	87,912	78,323	74,723	6,739	6,739	0	1,687	4,763	4,763
Accumulated amortization		(59,926)	(54,366)
Impairment provision		(4,314)	(4,314)
Acquired intangible assets, net	$ 4,035	25,585	29,232